Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Jan. 14, 2021	Aug. 23, 2010	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2006	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 13, 2023	May 31, 2023	Dec. 31, 2021	Mar. 31, 2021
Contingent Liabilities and Commitments [Line Items]
License agreement, description						In addition, upon initiation of sales of GLASSIA manufactured by Takeda, the Company would be entitled to royalty payments at a rate of 12% on net sales of Glassia through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually (the “Royalty Payments”).
Royalty payments percentage						12.00%
Royalty payments percentage thereafter						6.00%
Royalty payments						$ 5,000
Payments received													$ 2,000
Royalty income						$ 16,110		$ 12,200
Agreements expiration period						15 years
Revenues						$ 180,000
Contract asset						8,495		7,577
Upfront payment						95,000
Additional payments						50,000
Contingent consideration payments						3,000
Acquired inventory						14,200
Inventory quarterly installments amount						$ 1,500
Assumed royalties liabilities, description						●Royalties: 10 % of the annual global net sales of CYTOGAM up to $25 million and 5 % of net sales that are greater than $25 million, in perpetuity; 2% of the annual global net sales of CYTOGAM in perpetuity; and, 8% of the annual global net sales of CYTOGAM for period of six years following the completion of the technology transfer of the manufacturing of CYTOGAM to the Company, subject to a maximum aggregate of $5 million per year and for total amount of $30 million throughout the entire six years period.
Annual net sales							$ 1,500		$ 1,500
Market exceeds amount							$ 18,400		$ 18,800
Manufacturing facility						$ 8,500
Bank								$ 18,208			$ 8,500
Financing facility						40,000
Five-year loan amount						20,000
Short-term credit facility						20,000
Outstanding balance						20,000
Payment to royalties percentage	24.00%
Affiliate filed value										$ 6,700
Baxter Healthcare Corporation [Member]
Contingent Liabilities and Commitments [Line Items]
Agreement term		30 years
Agreement payment amount						45,000
Amount received from distribution agreement												$ 45,000
Clinical studies total amount						$ 10,000
Patents [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period					15 years
Master Clinical Services Agreement [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period				7 years
Manufacturing Agreement [Member]
Contingent Liabilities and Commitments [Line Items]
Agreements expiration period			12 years